PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Property, Plant and Equipment, Net [Abstract]
Schedule of Property and Equipment

	June 30,	December 31,
	2018	2017
Cost of construction in process - extraction facility
Weldona, Colorado extraction facility:
Equipment	$—	$647,947
Jamaica cultivation and extraction facility:
Leasehold improvements - laboratory	75,000	75,000
Leasehold improvements - cultivation	110,699	109,750
	$185,699	$832,697
Extraction facility, laboratory equipment, and office furniture and fixtures
Equipment and machinery at Weldona extraction facility	$1,120,945	—
Golden, Colorado industrial hemp laboratory - equipment	39,944	34,651
Golden, Colorado administrative offices:
Furniture and fixtures	49,282	21,668
Leasehold improvements	191,518	2,000
Transportation equipment	191,704	81,667
Remote laboratory equipment	99,220	99,220
Farm Equipment	247,456	—
	$1,940,069	239,206
Accumulated amortization and depreciation	(191,897)	(39,385)
	$1,748,172	$199,821

	December 31,
	2017	2018
Conduction in process - extraction facilities
Weldona, Colorado extraction facility:
Equipment	$647,947	$—
Leasehold improvements	—	—
Jamaica cultivation and extraction facility:
Leasehold improvements - laboratory	75,000	—
Leasehold improvements - cultivation	109,750	—
	$832,697	$—
Cultivation facility and laboratory equipment and Office furniture and fixtures
Golden, Colorado hemp laboratory - equipment	$34,651	—
Golden, Colorado administrative offices:
Furniture and fixtures	21,668	—
Leasehold improvements	2,000	—
Transportation equipment	81,667	—
Remote laboratory equipment	99,220	—
	239,206	—
Accumulated amortization and depreciation	(39,385)	—
	$199,821	$—